Expense Example - FidelityManagedRetirementFunds-Z6ComboPRO - FidelityManagedRetirementFunds-Z6ComboPRO - Fidelity Managed Retirement 2035 Fund - Fidelity Advisor Managed Retirement 2035 Fund - Class Z6
Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 29
3 years	90
5 years	157
10 years	$ 356